Note 5 - Leases - Supplemental Cash Flows Information (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Cash paid for amounts included in the measurement of operating lease liabilities	$ 68,698
Right-of-use assets obtained in exchange for operating lease obligation	$ 88,602
Weighted Average Remaining Operating Lease Term (Year)	7 years
Weighted Average Discount Rate	6.60%